SCHEDULE OF FAIR VALUE OF CONSIDERATION TRANSFERRED ASSETS ACQUIRED LIABILITIES ASSUMED (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 03, 2026	Mar. 31, 2026		Dec. 31, 2025		Jun. 30, 2026		Mar. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Goodwill				$ 20,842,508		$ 27,617,398			$ 6,592,304
SLG Innovation Inc [Member]
Business Combination [Line Items]
Total identified assets acquired								$ 3,100,000
Net identifiable liabilities assumed								(7,600,000)
Goodwill				14,250,204		14,646,146		$ 14,600,000
Net assets acquired									$ 20,000
SLG Innovation Inc [Member] | Initial Allocation of Assets and Liabilities [Member]
Business Combination [Line Items]
Cash consideration		$ 2,000,000		2,000,000
Less: cash acquired		(34,983)		(34,983)
Cash consideration, net of cash acquired		1,965,017		1,965,017
Accounts receivable in Cycurion owing from SLG		10,814,147	[1]	10,814,147	[2]
Noncash consideration		11,323,218		11,323,218
Total consideration		13,288,235		13,288,235
Accounts receivable		3,066,581		3,066,581
Total identified assets acquired		3,066,581		3,066,581
Accounts payable		4,317,052		4,317,052
Accrued liabilities		10,650		10,650
Payroll liability		40,642		40,642
Factoring liability		2,176,922		2,176,922
Due to related parties		18,000		18,000
Loans payable		625,222		625,222
Liabilities to Cycurion		2,982,908		2,982,908
Total identified liabilities assumed		10,171,396		10,171,396
Net identifiable liabilities assumed		(7,104,815)		(7,104,815)
Elimination of inter-company balances		2,982,908		2,982,908
Non-controlling interest		(3,464,218)		(3,464,218)
Goodwill		13,945,924		13,945,924
Net assets acquired		13,288,235		13,288,235
SLG Innovation Inc [Member] | Initial Allocation of Assets and Liabilities [Member] | Series E Preferred Stock [Member]
Business Combination [Line Items]
Noncash consideration in equity		255,000	[3]	255,000	[4]
SLG Innovation Inc [Member] | Initial Allocation of Assets and Liabilities [Member] | Common Stock [Member]
Business Combination [Line Items]
Noncash consideration in equity		254,071	[5]	254,071	[6]
SLG Innovation Inc [Member] | Adjustments [Member]
Business Combination [Line Items]
Cash consideration
Less: cash acquired
Cash consideration, net of cash acquired
Accounts receivable in Cycurion owing from SLG			[1]		[2]
Noncash consideration		250,071		250,071
Total consideration		250,071		250,071
Accounts receivable
Total identified assets acquired
Accounts payable		222,313
Accrued liabilities		54,209		54,209
Payroll liability		173,629
Factoring liability
Due to related parties
Loans payable
Liabilities to Cycurion
Total identified liabilities assumed		450,151		54,209
Net identifiable liabilities assumed		(450,151)		(54,209)
Elimination of inter-company balances
Non-controlling interest
Goodwill		700,222		304,280
Net assets acquired		250,071		250,071
SLG Innovation Inc [Member] | Adjustments [Member] | Series E Preferred Stock [Member]
Business Combination [Line Items]
Noncash consideration in equity			[3]		[4]
SLG Innovation Inc [Member] | Adjustments [Member] | Common Stock [Member]
Business Combination [Line Items]
Noncash consideration in equity		250,071	[5]	250,071	[6]
SLG Innovation Inc [Member] | Estimated Allocation of Assets and Liabilities [Member]
Business Combination [Line Items]
Cash consideration		2,000,000		2,000,000
Less: cash acquired		(34,983)		(34,983)
Cash consideration, net of cash acquired		1,965,017		1,965,017
SLG Innovation Inc [Member] | Final Allocation of Asset and Liabilities [Member]
Business Combination [Line Items]
Accounts receivable in Cycurion owing from SLG		10,814,147	[1]	10,814,147	[2]
Noncash consideration		11,573,289		11,573,289
Total consideration		13,538,306		13,538,306
Accounts receivable		3,066,581		3,066,581
Total identified assets acquired		3,066,581		3,066,581
Accounts payable		4,539,365		4,317,052
Accrued liabilities		64,859		64,859
Payroll liability		214,271		40,642
Factoring liability		2,176,922		2,176,922
Due to related parties		18,000		18,000
Loans payable		625,222		625,222
Liabilities to Cycurion		2,982,908		2,982,908
Total identified liabilities assumed		10,621,547		10,225,605
Net identifiable liabilities assumed		(7,554,966)		(7,159,024)
Elimination of inter-company balances		2,982,908		2,982,908
Non-controlling interest		(3,464,218)		(3,464,218)
Goodwill		14,646,146		14,250,204
Net assets acquired		13,538,306		13,538,306
SLG Innovation Inc [Member] | Final Allocation of Asset and Liabilities [Member] | Series E Preferred Stock [Member]
Business Combination [Line Items]
Noncash consideration in equity		255,000	[3]	255,000	[4]
SLG Innovation Inc [Member] | Final Allocation of Asset and Liabilities [Member] | Common Stock [Member]
Business Combination [Line Items]
Noncash consideration in equity		$ 504,142	[5]	504,142	[6]
Secuvant LLC [Member]
Business Combination [Line Items]
Cash consideration	$ 875,000
Less: cash acquired	(558,014)
Cash consideration, net of cash acquired	940,956
Noncash consideration	4,495,881
Total consideration	5,436,837
Accounts receivable	23,458
Prepaid expenses	23,895
Total identified assets acquired	47,353
Accounts payable	265,294
Deferred revenue	392,471
Total identified liabilities assumed	989,464
Net identifiable liabilities assumed	(942,111)
Goodwill	6,378,948				[7]	$ 6,378,948	[7]
Net assets acquired	5,436,837
Loans payable - current portion	4,689
Loans payable - non-current portion	327,010
Secuvant LLC [Member] | Contingent Consideration Cash [Member]
Business Combination [Line Items]
Estimated additional cash payments - contingent earn-out	623,970
Secuvant LLC [Member] | Contingent Consideration Equity [Member]
Business Combination [Line Items]
Estimated common stock consideration - contingent earn-out	2,495,881
Secuvant LLC [Member] | Series I Convertible Preferred Stock [Member]
Business Combination [Line Items]
Noncash consideration in equity	$ 2,000,000

[1]	Represents the fair value of the accounts receivable owed to Cycurion by SLG.
[2]	Represents the fair value of the accounts receivable in Cycurion owing from SLG.
[3]	Represents the fair value of the Series E Convertible Preferred Stock on an as converted to common stock basis using the quoted price of the Company’s common stock on the date of issuance.
[4]	Represents the fair value of the Series E Convertible Preferred Stock as is converted to Common Stock based on the quoted price Common Stock on the date of issuance.
[5]	Represents the fair value of 33,609 shares of common stock issued in the SLG transaction based on the quoted stock price on the date of issuance.
[6]	Represents the fair value of 33,609 Common Stock issued in the SLG transaction based on the quoted stock price on the date of issuance.
[7]	Goodwill related to Secuvant is preliminary and currently includes intangible assets. The company is engaging valuation service consultants and anticipates being able to determine the stand-alone value of separately identifiable intangible assets related to this acquisition.